ACCRUED LIABILITIES (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
ACCRUED LIABILITIES [Abstract]
Accrued liabilities
Accrued liabilities consisted of the following at September 30, 2015 and December 31, 2014:

Accrued Liabilities	September 30, 2015	December 31, 2014
Accrued compensation/benefits	$ 344,496	$ 96,795
Accrued taxes – payroll	96,404	106,299
Accrued insurance payable	51,836	69,815
Accrued property taxes	7,679	---
Product rebates/returns	4	13
Other	---	279
Total accrued liabilities	$ 500,419	$ 273,201

Accrued liabilities consisted of the following at December 31:

Accrued Liabilities	2014	2013
Accrued taxes – payroll	$ 106,299	$ 106,299
Accrued compensation/benefits	96,795	148,683
Accrued insurance payable	69,815	60,113
Product rebates/returns	13	32
Other	279	836
Total accrued liabilities	$ 273,201	$ 315,963